UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08991

Name of Fund: BlackRock High Yield Trust (BHY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock High Yield Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock High Yield Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

Aerospace & Defense - 0.1%	L-3 Communications Corp., 5.875%, 1/15/15	$20	$17,800

Air Freight & Logistics - 0.1%	Park-Ohio Industries, Inc., 8.375%, 11/15/14	85	37,506

Airlines - 0.3%	American Airlines, Inc. Series 99-1, 7.324%, 4/15/11	95	93,575
	American Airlines Pass-Through Trust Series 2001-02, 7.858%, 4/01/13	40	36,600
	Continental Airlines, Inc. Series 2003-RJ, 7.875%, 1/02/20	42	23,959
	UAL Corp., 4.50%, 6/30/21 (a)	60	23,700

			177,834

Auto Components - 2.5%	Allison Transmission, Inc., 11%, 11/01/15 (b)	120	93,600
	Allison Transmission, Inc., 11.25%, 11/01/15 (b)(c)	150	100,500
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11	235	228,537
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11	86	83,635
	Lear Corp., 8.75%, 12/01/16	65	16,900
	Stanadyne Corp. Series 1, 10%, 8/15/14	350	287,875

			811,047

Automobiles - 1.3%	Ford Capital BV, 9.50%, 6/01/10	520	442,000

Building Products - 0.9%	CPG International I, Inc., 10.50%, 7/01/13	150	78,750
	Momentive Performance Materials, Inc., 11.50%, 12/01/16	115	27,025
	Ply Gem Industries, Inc., 11.75%, 6/15/13	285	182,400

			288,175

Capital Markets - 0.6%	E*Trade Financial Corp., 8%, 6/15/11	30	20,100
	E*Trade Financial Corp., 12.50%, 11/30/17 (c)	83	54,987
	Marsico Parent Co., LLC, 10.625%, 1/15/16	174	71,340
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(c)	71	28,989
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(c)	48	19,831

			195,247

Chemicals - 3.0%	American Pacific Corp., 9%, 2/01/15	140	122,150
	Ames True Temper, Inc., 5.131%, 1/15/12 (d)	265	223,925
	Innophos, Inc., 8.875%, 8/15/14	545	489,138
	MacDermid, Inc., 9.50%, 4/15/17 (b)	195	118,950
	Terra Capital, Inc. Series B, 7%, 2/01/17	30	28,050

			982,213

Commercial Services & Supplies - 3.2%	DI Finance Series B, 9.50%, 2/15/13	201	195,473
	Scientific Games International, Inc., 9.25%, 6/15/19 (b)	100	97,250
	US Investigations Services, Inc., 10.50%, 11/01/15 (b)	100	81,500
	Waste Services, Inc., 9.50%, 4/15/14	185	172,050
	West Corp., 9.50%, 10/15/14	125	112,500
	West Corp., 11%, 10/15/16	475	403,750

			1,062,523

Construction Materials - 0.8%	Nortek, Inc., 10%, 12/01/13	385	249,288

Containers & Packaging - 2.6%	Berry Plastics Holding Corp., 4.504%, 9/15/14 (d)	75	49,125
	Cascades, Inc., 7.25%, 2/15/13	175	150,937

BlackRock High Yield Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	Crown Americas LLC, 7.75%, 11/15/15	$85	$82,875
	Graphic Packaging International Corp., 9.50%, 8/15/13	100	93,500
	Impress Holdings BV, 4.256%, 9/15/13 (b)(d)	270	232,875
	Pregis Corp., 12.375%, 10/15/13	310	196,850
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17 (e)(f)	155	50,375

			856,537

Diversified Financial Services - 4.6%	CDX North America High Yield Series 6-T1, 8.625%, 6/29/11	470	460,600
	Ford Motor Credit Co. LLC, 3.889%, 1/13/12 (d)	110	86,900
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12	500	426,972
	GMAC LLC, 6.875%, 9/15/11 (b)	100	89,500
	GMAC LLC, 2.868%, 12/01/14 (b)(d)	143	107,250
	GMAC LLC, 6.75%, 12/01/14 (b)	30	25,050
	GMAC LLC, 8%, 11/01/31 (b)	210	157,500
	Leucadia National Corp., 8.125%, 9/15/15	200	177,500

			1,531,272

Diversified Telecommunication Services - 7.7%	Asia Global Crossing Ltd., 13.375%, 10/15/10 (e)(f)	2,000	50,000
	Broadview Networks Holdings, Inc., 11.375%, 9/01/12	195	146,250
	Cincinnati Bell, Inc., 7.25%, 7/15/13	375	355,312
	Frontier Communications Corp., 8.25%, 5/01/14	40	39,100
	Qwest Communications International, Inc., 7.50%, 2/15/14	685	630,200
	Qwest Communications International, Inc., 3.50%, 11/15/25 (a)	125	125,781
	Qwest Communications International, Inc. Series B, 7.50%, 2/15/14	285	262,200
	Qwest Corp., 3.879%, 6/15/13 (d)	230	206,425
	Qwest Corp., 8.375%, 5/01/16 (b)	100	98,250
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)	375	393,750
	Windstream Corp., 8.125%, 8/01/13	130	127,888
	Windstream Corp., 8.625%, 8/01/16	110	108,075

			2,543,231

Electric Utilities - 1.5%	Elwood Energy LLC, 8.159%, 7/05/26	426	345,912
	NSG Holdings LLC, 7.75%, 12/15/25 (b)	170	136,850

			482,762

Electronic Equipment, Instruments & Components - 0.2%	Sanmina-SCI Corp., 8.125%, 3/01/16	110	61,600

Energy Equipment & Services - 1%	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	50	45,750
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	80	70,400
	Hornbeck Offshore Services, Inc. Series B, 6.125%, 12/01/14	5	4,388

BlackRock High Yield Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	North American Energy Partners, Inc., 8.75%, 12/01/11	$175	$146,125
	Transocean, Inc. Series A, 1.625%, 12/15/37 (a)	80	75,400

			342,063

Food & Staples Retailing - 1.1%	The Pantry, Inc., 7.75%, 2/15/14	265	234,525
	Rite Aid Corp., 7.50%, 3/01/17	145	113,825

			348,350

Gas Utilities - 0.4%	Targa Resources, Inc., 8.50%, 11/01/13	185	132,275

Health Care Equipment & Supplies - 2.9%	Biomet, Inc., 10%, 10/15/17	75	76,688
	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15	150	57,750
	DJO Finance LLC, 10.875%, 11/15/14	760	623,200
	DJO Finance LLC, 11.75%, 11/15/14	15	10,275
	Hologic, Inc., 2%, 12/15/37 (a)(g)	260	180,700

			948,613

Health Care Providers & Services - 1.5%	Community Health Systems, Inc. Series WI, 8.875%, 7/15/15	15	14,831
	Tenet Healthcare Corp., 9%, 5/01/15 (b)	279	284,580
	Tenet Healthcare Corp., 10%, 5/01/18 (b)	109	113,905
	Viant Holdings, Inc., 10.125%, 7/15/17 (b)	115	86,825

			500,141

Hotels, Restaurants & Leisure - 4.6%	American Real Estate Partners LP, 8.125%, 6/01/12	300	271,500
	American Real Estate Partners LP, 7.125%, 2/15/13	185	158,175
	Gaylord Entertainment Co., 8%, 11/15/13	80	65,900
	Gaylord Entertainment Co., 6.75%, 11/15/14	280	212,800
	Great Canadian Gaming Corp., 7.25%, 2/15/15 (b)	255	230,775
	Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(e)(f)	174	12,180
	Harrah’s Operating Co., Inc., 10%, 12/15/15 (b)	70	47,600
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (b)	603	402,503
	Scientific Games Corp., 0.75%, 12/01/24 (a)(g)	60	57,825
	Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (b)	40	23,200
	Travelport LLC, 5.293%, 9/01/14 (d)	25	12,500
	Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (e)(f)	25	125
	Virgin River Casino Corp., 9%, 1/15/12 (e)(f)	445	46,725

			1,541,808

Household Durables - 0.7%	Beazer Homes USA, 8.375%, 4/15/12	105	56,700
	Jarden Corp., 8%, 5/01/16	40	38,700
	Toll Brothers Finance Corp., 8.91%, 10/15/17	124	124,270

			219,670

IT Services - 2.1%	Alliance Data Systems Corp., 1.75%, 8/01/13 (a)(b)	240	174,300
	First Data Corp., 11.25%, 3/31/16 (b)	440	237,600
	iPayment, Inc., 9.75%, 5/15/14	120	65,100
	iPayment Investors LP, 12.75%, 7/15/14 (b)(c)	532	132,980
	SunGard Data Systems, Inc., 10.625%, 5/15/15 (b)	100	96,750

			706,730

BlackRock High Yield Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

Independent Power Producers & Energy Traders - 4.4%	AES Red Oak LLC Series A, 8.54%, 11/30/19	$122	$110,817
	AES Red Oak LLC Series B, 9.20%, 11/30/29	500	427,500
	Calpine Construction Finance Co. LP, 8%, 6/01/16 (b)	170	161,712
	Energy Future Holdings Corp., 11.25%, 11/01/17 (c)	610	314,211
	NRG Energy, Inc., 7.25%, 2/01/14	130	124,475
	NRG Energy, Inc., 7.375%, 2/01/16	280	263,550
	Texas Competitive Electric Holdings Co. LLC, 11.25%, 11/01/16 (c)	169	66,105

			1,468,370

Industrial Conglomerates - 1.0%	Sequa Corp., 11.75%, 12/01/15 (b)	380	169,100
	Sequa Corp., 13.50%, 12/01/15 (b)(c)	530	171,671

			340,771

Insurance - 0.8%	Alliant Holdings I, Inc., 11%, 5/01/15 (b)	300	223,500
	USI Holdings Corp., 4.758%, 11/15/14 (b)(d)	100	54,750

			278,250

Machinery - 2.2%	AGY Holding Corp., 11%, 11/15/14	200	143,000
	Accuride Corp., 8.50%, 2/01/15	85	25,075
	Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14	110	119,224
	RBS Global, Inc., 9.50%, 8/01/14 (b)	31	25,885
	RBS Global, Inc., 8.875%, 9/01/16	70	50,750
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)	510	367,200

			731,134

Marine - 0.3%	Horizon Lines, Inc., 4.25%, 8/15/12 (a)	45	27,506
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	106	81,090

			108,596

Media - 10.3%	Affinion Group, Inc., 10.125%, 10/15/13	390	366,600
	CCO Holdings LLC, 8.75%, 11/15/13 (e)	85	77,775
	CMP Susquehanna Corp., 4.753%, 5/15/14 (b)	23	460
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)	80	79,600
	CSC Holdings, Inc. Series B, 7.625%, 4/01/11	45	44,887
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (e)(f)	165	163,350
	Charter Communications Holdings II, LLC Series B, 10.25%, 9/15/10 (e)(f)	65	63,700
	Charter Communications Operating, LLC, 8.375%, 4/30/14 (b)(f)	110	104,500
	DirecTV Holdings LLC, 8.375%, 3/15/13	175	176,312
	EchoStar DBS Corp., 7%, 10/01/13	40	37,800
	Harland Clarke Holdings Corp., 5.633%, 5/15/15 (d)	50	30,250
	Harland Clarke Holdings Corp., 9.50%, 5/15/15	60	44,700
	Intelsat Corp., 6.875%, 1/15/28	210	149,100
	Lamar Advertising Co. Series B, 2.875%, 12/31/10 (a)	70	64,400
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17	150	40,500
	Network Communications, Inc., 10.75%, 12/01/13	245	49,000

BlackRock High Yield Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	Nielsen Finance LLC, 10%, 8/01/14	$350	$333,375
	ProtoStar I Ltd., 18%, 10/15/12 (a)(b)(e)(f)	414	132,498
	Rainbow National Services LLC, 8.75%, 9/01/12 (b)	310	313,488
	Rainbow National Services LLC, 10.375%, 9/01/14 (b)	378	389,813
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	650	507,000
	UPC Holding B.V., 9.875%, 4/15/18 (b)	100	96,500
	Virgin Media, Inc., 6.50%, 11/15/16 (a)(b)	205	158,619

			3,424,227

Metals & Mining - 3.1%	Aleris International, Inc., 9%, 12/15/14 (e)(f)	120	1,200
	Aleris International, Inc., 10%, 12/15/16 (e)(f)	125	469
	Anglo American Capital Plc, 9.375%, 4/08/19 (b)	100	106,308
	FMG Finance Property Ltd., 10%, 9/01/13 (b)	85	75,650
	FMG Finance Property Ltd., 10.625%, 9/01/16 (b)	205	181,937
	Freeport-McMoRan Copper & Gold, Inc., 4.995%, 4/01/15 (d)	140	126,000
	Ryerson, Inc., 8.403%, 11/01/14 (d)	60	33,075
	Ryerson, Inc., 12%, 11/01/15	70	47,250
	Steel Dynamics, Inc., 7.375%, 11/01/12	115	105,800
	Teck Resources Ltd., 10.25%, 5/15/16 (b)	55	55,688
	Teck Resources Ltd., 10.75%, 5/15/19 (b)	205	210,894
	Vedanta Resources Plc, 9.50%, 7/18/18 (b)	105	91,350

			1,035,621

Multiline Retail - 0.6%	Dollar General Corp., 10.625%, 7/15/15	90	95,175
	Macy’s Retail Holding, Inc., 5.90%, 12/01/16	125	105,205
	Saks, Inc., 7.50%, 12/01/13 (a)(b)	10	9,750

			210,130

Oil, Gas & Consumable Fuels - 10.6%	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)	210	186,900
	Berry Petroleum Co., 8.25%, 11/01/16	80	66,800
	Chesapeake Energy Corp., 9.50%, 2/15/15	95	93,812
	Chesapeake Energy Corp., 6.375%, 6/15/15	90	77,175
	Chesapeake Energy Corp., 6.625%, 1/15/16	250	214,375
	Chesapeake Energy Corp., 7.25%, 12/15/18	50	41,750
	Chesapeake Energy Corp., 2.25%, 12/15/38 (a)	125	72,500
	Compton Petroleum Finance Corp., 7.625%, 12/01/13	100	50,000
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)	200	127,000
	Corral Finans AB, 2.631%, 4/15/10 (b)(c)	347	194,814
	Denbury Resources, Inc., 7.50%, 12/15/15	30	28,350
	EXCO Resources, Inc., 7.25%, 1/15/11	370	331,150
	Encore Acquisition Co., 6%, 7/15/15	40	33,000
	Forest Oil Corp., 7.25%, 6/15/19	365	313,900
	Frontier Oil Corp., 6.625%, 10/01/11	65	63,537
	Massey Energy Co., 3.25%, 8/01/15 (a)	235	156,569
	Newfield Exploration Co., 6.625%, 9/01/14	30	27,600
	OPTI Canada, Inc., 8.25%, 12/15/14	440	303,600

BlackRock High Yield Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	Overseas Shipholding Group, Inc., 7.50%, 2/15/24	$350	$248,500
	PetroHawk Energy Corp., 10.50%, 8/01/14 (b)	100	102,500
	PetroHawk Energy Corp., 7.875%, 6/01/15	15	13,913
	Range Resources Corp., 7.375%, 7/15/13	185	180,375
	Sabine Pass LNG LP, 7.50%, 11/30/16	130	105,300
	SandRidge Energy, Inc., 8%, 6/01/18 (b)	165	139,425
	Whiting Petroleum Corp., 7.25%, 5/01/13	370	338,550

			3,511,395

Paper & Forest Products - 2.7%	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)	19	5,148
	Georgia-Pacific Corp., 8.125%, 5/15/11	30	30,150
	Georgia-Pacific LLC, 8.25%, 5/01/16 (b)	285	280,725
	International Paper Co., 9.375%, 5/15/19	95	95,626
	NewPage Corp., 10%, 5/01/12	500	280,000
	Norske Skog Canada Ltd., 7.375%, 3/01/14	120	51,600
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)	60	55,181
	Verso Paper Holdings LLC Series B, 4.778%, 8/01/14 (d)	40	21,600
	Verso Paper Holdings LLC Series B, 9.125%, 8/01/14	140	83,300

			903,330

Pharmaceuticals - 0.5%	Angiotech Pharmaceuticals, Inc., 4.418%, 12/01/13 (d)	230	165,600

Professional Services - 0.3%	FTI Consulting, Inc., 7.75%, 10/01/16	100	98,250

Real Estate Investment Trusts (REITs) - 0.2%	HCP, Inc., 5.65%, 12/15/13	80	71,505

Real Estate Management & Development - 0.4%	Realogy Corp., 10.50%, 4/15/14	265	97,388
	Realogy Corp., 12.375%, 4/15/15	187	46,750

			144,138

Road & Rail - 0.2%	Hertz Global Holdings, Inc., 5.25%, 6/01/14 (a)	55	55,756

Semiconductors & Semiconductor Equipment - 0.4%	Spansion, Inc., 4.386%, 6/01/13 (b)(e)(f)	190	119,700

Software - 0.0%	BMS Holdings, Inc., 9.224%, 2/15/12 (b)(c)(d)	76	9,107

Specialty Retail - 2.5%	Asbury Automotive Group, Inc., 7.625%, 3/15/17	60	41,400
	General Nutrition Centers, Inc., 6.404%, 3/15/14 (d)	280	231,000
	General Nutrition Centers, Inc., 10.75%, 3/15/15	225	194,062
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (a)(g)	25	14,000
	Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (e)(f)	468	28,080
	Michaels Stores, Inc., 10%, 11/01/14	85	61,200
	Michaels Stores, Inc., 11.375%, 11/01/16	155	84,475
	Rent-A-Center, Inc. Series B, 7.50%, 5/01/10	25	24,875
	United Auto Group, Inc., 7.75%, 12/15/16	180	138,600

			817,692

Textiles, Apparel & Luxury Goods -0.2%	Quiksilver, Inc., 6.875%, 4/15/15	100	66,500

Trading Companies & Distributors - 0.3%	Russel Metals, Inc., 6.375%, 3/01/14	125	100,938

BlackRock High Yield Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

Wireless Telecommunication Services - 6.8%	Cricket Communications, Inc., 9.375%, 11/01/14	$220	$218,900
	Cricket Communications, Inc., 10%, 7/15/15 (b)	145	146,450
	Cricket Communications, Inc., 7.75%, 5/15/16 (b)	250	241,562
	Crown Castle International Corp., 9%, 1/15/15	40	40,400
	Digicel Group Ltd., 8.875%, 1/15/15 (b)	230	184,000
	Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)	294	223,440
	iPCS, Inc., 3.153%, 5/01/13 (d)	110	91,025
	Leap Wireless International, Inc., 4.50%, 7/15/14 (a)(b)	40	31,600
	MetroPCS Wireless, Inc., 9.25%, 11/01/14	495	496,856
	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)	270	270,000
	Sprint Capital Corp., 7.625%, 1/30/11	310	306,125

			2,250,358

	Total Corporate Bonds - 91.5%		30,390,053

	Non-U. S. Government Agency Mortgage- Backed Securities

Commercial Mortgage-Backed Securities - 2.1%	Crown Castle Towers LLC Series 2005-1A Class AFL, 0.699%, 6/15/35 (b)(d)	325	308,750
	Crown Castle Towers LLC Series 2005-1A Class AFX, 4.643%, 6/15/35 (b)	395	385,125

	Total Non-U.S. Government Agency Mortgage-Backed Securities - 2.1%		693,875

	Floating Rate Loan Interests

Aerospace & Defense - 0.1%	Hawker Beechcraft Acquisition Co. LLC LC Facility Deposit, 1.12% - 2.10%, 3/26/14	1	593
	Hawker Beechcraft Acquisition Co. LLC Term Loan, 2.319% - 3.22%, 3/26/14	64	36,710

			37,303

Auto Components - 1.8%	Allison Transmission, Inc. Term Loan, 3.07% - 3.08%, 8/07/14	396	305,032
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15	310	146,656
	Delphi Corp. Initial Tranche Term Loan C, 10.50%, 12/31/09 (e)	402	130,213
	Delphi Corp. Subsequent Tranche Term Loan C, 10.50%, 12/31/09 (e)	41	13,231

			595,132

Automobiles - 0.5%	Ford Motor Co. Term Loan, 3.32% - 4.14%, 12/15/13	112	79,629
	General Motors Corp. Secured Term Loan, 8%, 11/29/13	99	92,718

			172,347

Building Products - 1.0%	Building Materials Corp. of America Term Loan Advance, 3.063%, 2/22/14	148	125,240
	Stile Acquisition Corp. (aka Masonite) Canadian Term Loan, 6.75%, 4/06/13	198	101,464

BlackRock High Yield Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)	Value

	Stile U.S. Acquisition Corp. (aka Masonite) U.S. Term Loan, 6.25%, 4/06/13	$200	$102,583

			329,287

Chemicals - 1.5%	Flexsys Term Loan, 12%, 6/30/11	160	152,000
	PQ Corp. (fka Niagara Acquisition, Inc.) Loan (Second Lien), 7.54%, 7/30/15	500	251,667
	Solutia Inc. Loan, 7.25%, 2/28/14	112	90,374

			494,041

Health Care Providers & Services - 2.0%	HCA Inc. Tranche A-1 Term Loan, 2.97%, 11/17/12	630	563,866
	Rotech Healthcare, Inc. Term Loan B, 6.319%, 9/26/11	309	92,585

			656,451

Hotels, Restaurants & Leisure - 0.4%	Travelport LLC (fka Travelport Inc.) Loan, 7.82%, 3/27/12 (c)	478	121,811

Independent Power Producers & Energy Traders - 1.7%	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-2 Term Loan, 3.819% - 3.821%, 10/10/14	345	237,873
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-3 Term Loan, 3.819% - 3.821%, 10/10/14	493	336,624

			574,497

Machinery - 1.2%	Navistar International Corp. Revolving Credit-Linked Deposit, 0.163% - 3.569%, 1/19/12	130	108,411
	Navistar International Corp. Term Advance, 3.569%, 1/19/12	355	296,045

			404,456

Media - 3.2%	Affinion Group Holdings, Inc. Loan, 9.273%, 3/01/12 (c)	325	211,250
	Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 7.50%, 7/03/14	248	237,828
	HMH Publishing Co. Ltd. (fka Education Media) Mezzanine, 11.75%, 11/14/14 (c)	1,080	216,084
	HMH Publishing Co. Ltd. (fka Education Media) Tranche A Term Loan, 7.66%, 6/12/14 (c)	437	311,504
	Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13	100	99,750

			1,076,416

Paper & Forest Products - 1.2%	Georgia-Pacific LLC Additional Term B Loan, 2.319% - 2.323%, 12/20/12	100	92,430
	Georgia-Pacific LLC Term B Loan, 2.323%, 12/20/12	301	278,837
	Verso Paper Finance Holdings LLC Loan, 7.278% - 8.028%, 2/01/13	188	9,422

			380,689

Transportation Infrastructure - 0.8%	SBA Telecommunications Term Loan, 1.969%, 11/01/10	303	269,610

	Total Floating Rate Loan Interests - 15.4%		5,112,040

BlackRock High Yield Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Paper & Forest Products - 0.0%	Ainsworth Lumber Co. Ltd. (f)	2,234	$3,172
	Ainsworth Lumber Co. Ltd. (b)(f)	2,507	3,546

			6,718

Specialty Retail - 0.0%	Mattress Discounters Corp. (e)(f)	14,992	0

	Total Common Stocks - 0.0%		6,718

	Preferred Securities

	Capital Trusts	Par (000)

Diversified Financial Services - 0.3%	Citigroup, Inc. Series E, 8.40% (d)(e)(f)(h)	$95	83,124

	Total Capital Trusts - 0.3%		83,124

	Preferred Stocks	Shares

Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (b)	12	3,360

Media - 0.0%	CMP Susquemanna Radio Holdings Corp., 0% (b)(d)	5,410	0

	Total Preferred Stocks - 0.0%		3,360

	Total Preferred Securities - 0.3%		86,484

	Warrants (i)

Communications Equipment - 0.0%	PF Net Communications, Inc. (expires 5/15/10) (b)	600	0

Diversified Telecommunication Services - 0.0%	NEON Communications, Inc. (expires 12/02/12)	53,622	1

Media - 0.0%	CMP Susquemanna Radio Holdings Corp.
	(expires 3/26/19) (b)	6,182	0

	Total Warrants - 0.0%		1

	Other Interests (j)	Beneficial Interest (000)

Health Care Providers & Services - 0.0%	Critical Care Systems International, Inc.	$5	953
	Total Other Interests - 0.0%		953

	Options Purchased	Contracts

Exchange-Traded Call Options	Marsico Parent Superholdco LLC, expiring December 2009 at $942.86	3	4,800

	Total Options Purchased (Cost - $2,933) - 0.0%		4,800

	Total Long-Term Investments (Cost - $49,552,850) - 109.3%		36,294,924

	Short-Term Securities	Shares

	BlackRock Liquidity Funds, TempFund, 0.535% (k)(l)	1,560,000	1,560,000

	Total Short-Term Securities (Cost - $1,560,000) - 4.7%		1,560,000

	Total Investments (Cost - $51,112,850*) - 114.0%		37,854,924
	Liabilities in Excess of Other Assets - (14.0)%		(4,649,370)

	Net Assets - 100.0%		$33,205,554

BlackRock High Yield Trust

Schedule of Investments May 31, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$51,143,136

Gross unrealized appreciation	$615,922
Gross unrealized depreciation	(13,904,134)

Net unrealized depreciation	$(13,288,212)

(a)	Convertible security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Represents the current yield as of report date.

(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	1,560,000	$4,072

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. Clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

BlackRock High Yield Trust

Schedule of Investments May 31, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$1,563,172	—
Level 2	32,756,913	$4,800
Level 3	3,530,039	—

Total	$37,850,124	$4,800

* Other financial instruments are options, which are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance, as of August 31, 2008	$191,332
Realized gain (loss)	(55,967)
Change in unrealized (depreciation)	40,498
Net purchases (sales)	(2,562)
Net transfers in/out of Level 3	3,356,738

Balance, as of May 31, 2009	$3,530,039

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Yield Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock High Yield Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Yield Trust

Date: July 15, 2009